Long Term Loan	9 Months Ended
Sep. 30, 2020
Debt Disclosure [Abstract]
Long Term Loan
09.	LONG TERM LOAN

During the period, the Company entered into a loan agreement with Alterna Bank for a principal amount of USD 29,351 (CAD 40,000) under Canada Emergency Business Account Program (the “Program”).

The Program, as set out by the Government of Canada, requires that the funds from this loan shall only be used by the Company to pay non-deferrable operating expenses including, without limitation, payroll, rent, utilities, insurance, property tax and regularly scheduled debt service, and may not be used to fund any payments or expenses such as prepayment/refinancing of existing indebtedness, payments of dividends, distributions and increases in management compensation.

The loan is interest free for an initial term that ends on December 31, 2022. Repaying the loan balance on or before December 31, 2022 will result in loan forgiveness of 25% (up to CAD $10,000). Any outstanding loan after initial term carries an interest rate of 5% per annum, payable monthly during the extended term i.e. January 31, 2023 to December 31, 2025.